Financial Instruments and Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Measurements
3.	Financial Instruments and Fair Value Measurements
The Company’s financial instruments consist of money market funds. The following tables show the Company’s cash equivalents carrying value and fair value at June 30, 2022 and December 31, 2021 (in thousands):

	As of June 30, 2022 (unaudited)
	Carrying Amount	Fair Value	Quoted Priced in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Money market funds	$8,744	$8,744	$8,744	$—	$—

Total assets	$8,744	$8,744	$8,744	$—	$—

	As of December 31, 2021
	Carrying Amount	Fair Value	Quoted Priced in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Money market funds	$12,793	$12,793	$12,793	$—	$—

Total assets	$12,793	$12,793	$12,793	$—	$—

Cash equivalents – Cash equivalents of $8.7 million and $12.8 million as of June 30, 2022 and December 31, 2021, respectively, consisted of money market funds. Money market funds are classified as Level 1 of the fair value hierarchy because they are valued using quoted market prices in active markets.
Certain assets and liabilities are carried at fair value under GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs.
Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:
Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs (other than Level 1 quoted prices) such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.
There have been no changes to the valuation methodologies utilized by the Company during the six months ended June 30, 2022 compared to the year ended December 31, 2021. The Company evaluates transfers between levels at the end of each reporting period. There were no transfers of financial instruments between levels during the six months ended June 30, 2022 and the year ended December 31, 2021.

3.	Financial Instruments and Fair Value Measurements
The Company’s financial instruments consist of money market funds and conversion right liability. The following tables show the Company’s cash equivalents and conversion right liability’s carrying value and fair value at December 31, 2021 and 2020:

	As of December 31, 2021
	Carrying Amount	Fair Value	Quoted Priced in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Money market funds	$12,793	$12,793	$12,793	$—	$—

Total assets	$12,793	$12,793	$12,793	$—	$—

	As of December 31, 2020
	Carrying Amount	Fair Value	Quoted Priced in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Money market funds	$639	$639	$639	$—	$—

Total assets	$639	$639	$639	$—	$—

Liabilities
Conversion feature derivative liability	$717	$717	$—	$—	$717

Total liabilities	$717	$717	$—	$—	$717

Cash equivalents – Cash equivalents of $12,793 and $639 as of December 31, 2021 and 2020, respectively, consisted of money market funds. Money market funds are classified as Level 1 of the fair value hierarchy because they are valued using quoted market prices in active markets.
Conversion feature derivative liability – The fair value of the conversion feature derivative liability is derived through the Monte Carlo method and is based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The conversion right liability outstanding when the Preferred Stock Series Seed was issued in July 2019 was reclassified to additional paid-in
capital.

Conversion Right Liability
Balance at January 1, 2020	—
Issuance of convertible rights	690
Changes in fair value	27

Balance at December 31, 2020	717
Issuance of convertible rights	1,355
Changes in fair value	(436)
Reclassification to additional paid-in capital	(1,636)

Balance at December 31, 2021	$—

Certain assets and liabilities are carried at fair value under GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs.
There have been no changes to the valuation methods utilized by the Company during the years ended December 31, 2021 and 2020. The Company evaluates transfers between levels at the end of each reporting period. There were no transfers of financial instruments between levels during the years ended December 31, 2021 and 2020.